ORGANIZATION AND OPERATIONS (Details) - segment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
ORGANIZATION AND OPERATIONS
Number of operating segments	5	4
Number of reportable segments	5	4